Kimberly Karcewski Vargo 202.346.4304 KVargo@ goodwinprocter.com	Goodwin Procter LLP Counselors at Law 901 New York Avenue NW Washington, DC 20001 T: 202.346.4000 F: 202.346.4444

January 23, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Van Eck VIP Trust (the “Registrant”)
Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File Nos. 033-13019; 811-05083

Ladies and Gentlemen:

In connection with the registration of the Registrant, relating to the Van Eck VIP Long/Short Equity Index Fund (the “Fund”), under the Investment Company Act of 1940, as amended (the “1940 Act”), and the issuance of an indefinite number of its securities under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing on EDGAR pursuant to Rule 485(a) under the 1933 Act Post-Effective Amendment No. 73 and Amendment No. 74 under the 1940 Act (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

Pursuant to Release 33-6510, we, on behalf of the Registrant, hereby request selective review of the Amendment. Except for the disclosures in the sub-sections entitled Important Information Regarding Dividends and Interest Paid on Securities Sold Short and Acquired Fund Fees and Expenses and Prior Performance of Similarly Managed Accounts of the Other Additional Information section, the Amendment is substantially identical in all material respects to the Registrant’s most recent Post-Effective Amendment filing for the Fund which was filed pursuant to Rule 485(b) on September 12, 2014 on Form N-1A (accession # 0000930413-14-003983).

Should you have any questions, please contact me at (202) 346-4304.

Very truly yours,

/s/ Kimberly Karcewski Vargo

Kimberly Karcewski Vargo